IMPAIRMENT OF ASSETS - DISCOUNT AND GROWTH RATES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
BRAZIL [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	14.10%	12.74%
Growth rate used to extrapolate cash flow projections	3.70%	3.85%
Recoverable amounts	$ 763,449,000	$ 879,303,000
MEXICO [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	14.07%	12.09%
Growth rate used to extrapolate cash flow projections	3.00%	4.00%
Recoverable amounts	$ 47,732,000	$ 25,400,000
COLOMBIA [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	12.46%	12.48%
Growth rate used to extrapolate cash flow projections	3.30%	3.40%
Recoverable amounts	$ 74,267,000	$ 59,643,000
PERU [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.75%	11.54%
Growth rate used to extrapolate cash flow projections	1.40%	2.50%
Recoverable amounts	$ 389,208,000	$ 226,881,000
CHILE [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.49%	11.35%
Growth rate used to extrapolate cash flow projections	2.50%	2.40%
Recoverable amounts	$ 98,318,000	$ 60,607,000
ARGENTINA [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	53.04%	30.25%
Growth rate used to extrapolate cash flow projections	34.20%	19.30%
Recoverable amounts	$ 78,276,000	$ 90,143,000